Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 3,921,842	$ 3,778,480
Credit card receivables	124,861	25,464
Total	$ 4,046,703	$ 3,803,944	$ 2,765,555	$ 2,489,672